Capital Stock, Warrants, Stock Options and Restricted Share Units (Details Narrative)		1 Months Ended													3 Months Ended				6 Months Ended	12 Months Ended
	Mar. 27, 2023 shares	Jan. 31, 2025 shares	Nov. 30, 2024 $ / shares shares	Oct. 31, 2024 $ / shares shares	Jul. 31, 2024 shares	Apr. 30, 2024 shares	Mar. 31, 2024 shares	Jan. 31, 2024 shares	Nov. 30, 2023 shares	Jun. 30, 2023 shares	May 31, 2023 shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 CAD ($) $ / shares shares	Jan. 31, 2023 shares	Mar. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2024 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Aug. 31, 2024 $ / shares shares	Aug. 08, 2024 $ / shares shares	Mar. 31, 2023 $ / shares	May 13, 2022 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized															1,500,000,000	1,500,000,000				1,500,000,000	1,500,000,000
Common stock, par value | $ / shares															$ 0.000001	$ 0.000001				$ 0.000001	$ 0.000001
Preferred stock, shares authorized															10,000,000	10,000,000				10,000,000	10,000,000
Preferred stock, par value | $ / shares															$ 0.000001	$ 0.000001				$ 0.000001	$ 0.000001
Number of warrants issued															147,319,757	147,219,360				147,219,360
Gross proceeds from warrants | $																					$ 837,459
Gross proceeds, received in cash | $															$ 2,356,538	$ 3,786,277				3,786,277	20,102,596
Monthly fee | $															20,000					20,000
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation expense | $															182,776		$ 236,856			836,691	949,114
Share-Based Payment Arrangement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation expense | $															$ 1,786		$ 25,093			$ 36,386	$ 147,592
Teck Resources Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants issued																									10,416,667
Exercise price of warrants | $ / shares																								$ 0.11	$ 0.37
Warrants maturity date												Mar. 31, 2023						Mar. 31, 2023
Gain on modification of warrants | $												$ 214,714
Warrants exercised												10,416,667	10,416,667
Gross proceeds from warrants | $													$ 1,145,834
Change in derivative liability | $																		$ 400,152
Volatility																		120.00%
Stock price | $ / shares																								$ 0.11
Interest rate minimum																		3.42%
Interest rate maximum																		4.06%
Dividend yield																		0.00%
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares		7,392,859										9,803,574	9,803,574	6,377,271
Stock issued during period shares conversion of units	51,633,727
Number of shares issued								7,392,859							1,674,835	621,500			1,053,335
Stock issued during period shares conversion of convertible securities				5,175,000	4,653,409	6,398,439				3,944,364
Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock, shares		672,450
Number of shares issued			21,000	750,000		100,000	2,546,436		42,000	4,449,035	1,318,183
March 2023 Special Warrants Issuance [Member] | Brokered Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants issued												51,633,727						51,633,727
Issue price | $ / shares												$ 0.12						$ 0.12
Gross proceeds												$ 4,536,020	$ 6,196,047
Gross proceeds, received in cash | $												3,661,822						$ 3,661,822
Settlement of accounts payable, accrued liabilities | $												$ 874,198						$ 874,198
Warrants description												Each March 2023 Unit consists of one share of common stock of the Company (each, a “Unit Share”) and one common stock purchase warrant of the Company (each, a “Warrant”). Each whole Warrant entitles the holder thereof to acquire one share of common stock of the Company (a “Warrant Share”, and together with the Unit Shares, the “Underlying Shares”) at an exercise price of C$0.15 per Warrant Share until March 27, 2026, subject to adjustment in certain events. In the event that the Registration Statement had not been declared effective by the SEC on or before 5:00 p.m. (EST) on July 27, 2023, each unexercised Special Warrant would be deemed to be exercised on the Automatic Exercise Date into one penalty unit of the Company (each, a “Penalty Unit”), with each Penalty Unit being comprised of 1.2 Unit Shares and 1.2 Warrants. Notice of such effectiveness was received on July 11, 2023, eliminating the potential for issuance of the Penalty Units.	Each March 2023 Unit consists of one share of common stock of the Company (each, a “Unit Share”) and one common stock purchase warrant of the Company (each, a “Warrant”). Each whole Warrant entitles the holder thereof to acquire one share of common stock of the Company (a “Warrant Share”, and together with the Unit Shares, the “Underlying Shares”) at an exercise price of C$0.15 per Warrant Share until March 27, 2026, subject to adjustment in certain events. In the event that the Registration Statement had not been declared effective by the SEC on or before 5:00 p.m. (EST) on July 27, 2023, each unexercised Special Warrant would be deemed to be exercised on the Automatic Exercise Date into one penalty unit of the Company (each, a “Penalty Unit”), with each Penalty Unit being comprised of 1.2 Unit Shares and 1.2 Warrants. Notice of such effectiveness was received on July 11, 2023, eliminating the potential for issuance of the Penalty Units.
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercised																					58,284,148
Warrants expired																					10,416,667
Warrant [Member] | Compensation Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Payments of stock issuance costs | $												$ 846,661
Options granted												2,070,258	2,070,258
Exercise price | $ / shares													$ 0.15
Tranche 1 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants issued																						1,280,591	1,280,591
Exercise price of warrants | $ / shares																						$ 0.16	$ 0.16
Tranche 2 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants issued				400,000																			400,000
Exercise price of warrants | $ / shares				$ 0.16																			$ 0.16
Tranche 3 & 4 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants issued			476,793
Exercise price of warrants | $ / shares			$ 0.12
May 2022 Teck Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants expired																				10,416,667